Acquisitions - Acquisition Related Costs (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Bridge Loan
Business Acquisition [Line Items]
Short-term debt		$ 0
EquiPower and Duke Midwest Acquisitions
Business Acquisition [Line Items]
Acquisition costs	[1]	0	$ 86,000,000	$ 19,000,000
Revenues		2,280,000,000	1,703,000,000
Operating income		$ 235,000,000	230,000,000
Commitment fees			$ 48,000,000

[1]	The year ended December 31, 2015, included $48 million of commitment fees associated with a temporary bridge facility, which were payable only upon the closing of the Acquisitions. No amounts were borrowed under the bridge facility, and the bridge facility was cancelled, as our permanent financing for the Acquisitions was executed.